SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares upon exercise
Outstanding at beginning of year	2,189,297	1,959,014	2,811,966
Granted	62,200	676,550	643,697
Forfeited	(414,617)	(346,750)	(1,358,492)
Exercised	(100,737)	(99,517)	(138,157)
Outstanding at end of year	1,736,143	2,189,297	1,959,014
Exercisable at end of year	1,281,665	1,274,649	1,072,658
Vested and expected to vest	1,464,802	1,607,782	1,407,930
Weighted average exercise price
Outstanding at beginning of year	$ 7.63	$ 8.24	$ 10.70
Granted	5.91	4.93	4.99
Forfeited	9.79	7.01	12.41
Exercised	4.07	3.56	1.75
Outstanding at end of year	7.26	7.63	8.24
Exercisable at end of year	8.02	9.26	9.87
Vested and expected to vest	$ 7.65	$ 8.44	$ 9.04